3. FIXED ASSETS (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Fixed Assets Details
Computer equipment, cost	$ 4,957
Computer equipment, accumulated amortization	2,979
Computer equipment, net	$ 1,978	$ 3,218